Accounts and Bills Receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts and Bills Receivable, net
Schedule of Accounts, Notes, Loans and Financing Receivable

Accounts receivable consisted of the following:

	December 31, 2019		December 31, 2018
	RMB	US$	RMB
Accounts receivable	13,990	2,010	17,367
Less: Allowance for doubtful accounts	(833)	(120)	(1,847)
	13,157	1,890	15,520

Bills receivable	13,803	1,983	7,107
	26,960	3,873	22,627

Schedule of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts for 2019, 2018 and 2017 is as follows:

	December 31, 2019		December 31, 2018	December 31, 2017
	RMB	US$	RMB	RMB
Balance at beginning of year	1,847	265	2,467	3,213
Bad debt (recovery) expense	(1,014)	(145)	(620)	(746)
Write-offs	—	—	—	—

Balance at end of year	833	120	1,847	2,467